Schedule of Activity in Derivative Liabilities Account (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities – June 30, 2024	$ 1,102,992
Fair value at commitment date		1,413,568
Gain on debt extinguishment		(500,678)
Fair value mark to market adjustment	950,053	190,102
Derivative liabilities – June 30, 2025	2,053,045	1,102,992
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities – June 30, 2024	805,765
Fair value at commitment date		987,131
Gain on debt extinguishment
Fair value mark to market adjustment	694,039	(181,366)
Derivative liabilities – June 30, 2025	1,499,804	805,765
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities – June 30, 2024	297,227
Fair value at commitment date		426,437
Gain on debt extinguishment		(500,678)
Fair value mark to market adjustment	256,014	371,468
Derivative liabilities – June 30, 2025	$ 553,241	$ 297,227